Vista Capital Appreciation Fund
Investment Objective
The Fund's primary goal is to achieve long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Buy Shareson page 10 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vista Capital Appreciation Fund (USD $)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net assets)	1.00%	none
Redemption Fee (as a percentage of amounts redeemed within 30 days of purchase)	2.00%	2.00%
Wire Transfer Fee	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vista Capital Appreciation Fund		Class A	Class C
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		2.61%	2.61%
Total Annual Fund Operating Expenses		4.11%	4.86%
Fee Waivers and Expense Reimbursement	[1]	(1.87%)	(1.87%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement		2.24%	2.99%
[1]	The Advisor has contractually agreed to waive fees and/or reimburse expenses through November 30, 2013. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor.

Example of Hypothetical Fund Costs:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for fee waiver and/or expense reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Vista Capital Appreciation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	789	1,592	2,410	4,518
Class C	302	1,295	2,291	4,792

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The portfolio turnover rate for the Fund for the fiscal year ended July 31, 2012 was 14%.
Principal Investment Strategies

The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. and foreign companies that the Fund’s portfolio managers believe have potential for long-term growth. The Fund’s portfolio managers use a disciplined process to identify businesses that they believe have competitive advantages, sound financials, strong cash flows and talented management teams who have exhibited a commitment to their companies (such as through significant stock ownership). During their review, the portfolio managers attempt to exclude companies engaging in practices that dilute shareholder value, such as payment of unreasonable compensation to executives through excessive stock-based compensation plans, or the existence or appearance of waste of corporate assets. From the information gathered through this process, the portfolio managers create earnings models that make projections about a company’s future financial performance, and proprietary valuation models that determine a reasonable price at which the Fund should purchase the company’s stock. The Fund seeks to purchase securities that trade at reasonable prices or prices below the companies’ intrinsic values.

The Fund invests primarily in equity securities of companies of all market capitalizations, including common stocks and common stock equivalents (such as rights, warrants and convertible securities), equity real estate investment trusts (REITs), and publicly-traded master limited partnerships and royalty trusts that typically invest in commodities or real estate. The Fund also invests in securities of other investment companies that primarily invest in equity securities, including other mutual funds, exchange-traded funds (ETFs) and closed-end funds. The Fund may invest a substantial portion of its assets in equity securities of foreign companies located in developed and emerging markets. The Fund may invest in foreign securities directly, or through American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs), which are issued by a bank or trust company and represent ownership of underlying securities issued by a foreign company. ADRs may be sponsored or unsponsored.

Although the Fund is a diversified mutual fund, the Fund’s investment strategy emphasizes the application of diligent research to find investments that meet strict investment criteria. As a result, the Fund may invest in fewer stocks compared with other mutual funds that are more broadly diversified, and there could be a significant delay between the time that an investment is made in the Fund and the time that the Fund invests the proceeds.

Principal Risks of Investing in the Fund:

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

Market Risk: The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Management Risk: The Sub-Advisor’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Foreign Securities Risk: The Fund may directly (or through ADRs or GDRs) invest in foreign securities, which are subject to additional risks not typically associated with investments in domestic securities, such as currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Depositary receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers.

Emerging Market Risk: The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets, which may exhibit greater price volatility and have less liquidity.

Investment Company Securities Risk: The Fund will incur higher and duplicative expenses when it invests in money market funds, ETFs and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds (such as the use of derivatives by the underlying funds).

Small and Mid-Size Company Risk: Small and mid-size companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

REIT Risk: The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

Diversification Risk: Although the Fund is diversified, it may invest a greater percentage of its assets in a fewer number of stocks compared with other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

Sector Focus Risk: From time to time, the Fund may focus its investments in particular sectors, such as real estate, energy or steel and metals, and weakness in these sectors could result in significant losses to the Fund. Companies in each of these industries are subject to a number of risks discussed in more detail above. For example, companies in the real estate sector are subject to possible declines in the value of real estate, adverse general and local economic conditions and environmental problems. Energy companies may be significantly affected by supply and demand factors, including weather, and general economic, social and political conditions, and by changes in domestic or foreign government regulation of energy related industries. The steel and metals sector can be significantly affected by events relating to international political and economic developments, energy conservation, commodity prices, competition and tax and other government regulations.

Performance
The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing changes in its Class A performance from year to year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. Because Class C shares have not commenced operations as of the date of this Prospectus, no performance information is shown for this share class. Class C shares would have annual returns substantially similar to those of Class A shares shown because Class C shares represent an interest in the same portfolio of securities. Annual returns would differ only to the extent Class C shares has different expenses. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future. The Fund acquired all of the assets and liabilities of the Mirzam Capital Appreciation Fund (the “Predecessor Fund”), a series of the Unified Series Trust, in a tax-free reorganization on February 17, 2012. In connection with this acquisition, Class A shares of the Predecessor Fund were exchanged for Class A shares of the Fund. The performance information prior to February 17, 2012 set forth below reflects the historical performance of the Predecessor Fund Class A shares. Updated performance information is available at www.vrmfunds.com or by calling 1-877-477-7373.
Annual Total Returns

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 26.03% (quarter ended June 30, 2009), and the lowest return for a quarter was (20.45%) (quarter ended September 30, 2011). The Fund’s Class A year-to-date return for the period ended September 30, 2012 was 11.31%.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Vista Capital Appreciation Fund	1 Year	Since Inception
- Comparison Index - S&P 500 Index (reflects no deduction for fees, expenses or taxes	2.11%	(1.08%)	[1]
Class A	(10.46%)	(1.23%)	[1]
Class A After Taxes on Distributions	(15.98%)	(1.71%)	[1]
Class A After Taxes on Distributions and Sales of Fund Shares	(10.12%)	(1.33%)	[1]
[1]	Fund Inception Date 8/14/2007

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for Class C shares will vary.